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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.9%
		Australia: 23.6%
303,007		Australia & New Zealand Banking Group Ltd.	$3,916,401
278,432		BHP Billiton Ltd.	7,823,822
130,610		Commonwealth Bank of Australia	3,685,404
100,100		CSL Ltd.	2,363,545
526,697		Foster’s Group Ltd.	2,079,732
155,630		National Australia Bank Ltd.	2,785,559
125,000		Orica Ltd.	2,039,514
120,000		Origin Energy Ltd.	1,429,871
127,563		QBE Insurance Group Ltd.	2,001,650
44,800		Rio Tinto Ltd.	2,356,725
170,000		Suncorp-Metway Ltd.	820,093
760,320		Telstra Corp., Ltd.	1,906,006
117,000		Wesfarmers Ltd.	2,016,073
251,307		Westpac Banking Corp.	3,826,490
57,985		Woodside Petroleum Ltd.	2,025,709
145,482		Woolworths Ltd.	2,972,436
			44,049,030
		China: 14.7%
2,178,000		Anhui Expressway Co., Ltd.	1,332,606
9,861,000		Bank of China Ltd.	4,472,336
3,630,000		China Construction Bank	2,369,478
696,000		China Life Insurance Co., Ltd.	2,558,430
2,404,000		China Petroleum & Chemical Corp.	1,963,411
1,362,000		China Shipping Development Co., Ltd.	2,049,049
2,458,000		China Telecom Corp., Ltd.	1,171,446
2,668,000		Datang International Power Generation Co., Ltd.	1,377,190
3,529,000		Industrial and Commercial Bank of China Ltd.	2,249,354
2,162,000		Jiangsu Expressway Co., Ltd.	1,517,538
2,160,000		PetroChina Co., Ltd.	2,508,919
1,056,500		Shimao Property Holdings Ltd.	1,843,491
1,899,000		Sino-Ocean Land Holdings Ltd.	1,955,732
			27,368,980
		Hong Kong: 15.1%
194,000		Cheung Kong Holdings Ltd.	2,417,330
514,500		China Mobile Ltd.	5,052,457
333,500		CLP Holdings Ltd.	2,247,123
2,133,000		CNOOC Ltd.	2,855,083
3,726,000		Denway Motors Ltd.	1,815,595
263,500		Esprit Holdings Ltd.	1,685,674
188,800		Hang Seng Bank Ltd.	2,719,681
227,000		HongKong Electric Holdings	1,219,694
582,000		Shanghai Industrial Holdings Ltd.	2,323,309
1,698,000		Sino Land Co.	3,191,697
209,000		Sun Hung Kai Properties Ltd.	2,618,182
			28,145,825
		India: 7.9%
31,025		HDFC Bank Ltd.	961,832
93,402		ICICI Bank Ltd.	1,482,942
69,500		ICICI Bank Ltd. ADR	2,164,230
83,541		Infosys Technologies Ltd.	2,860,774
76,700		Oil & Natural Gas Corp., Ltd.	1,913,089
58,100		Reliance Industries Ltd.	2,821,836
190,000		Sterlite Industries India Ltd.	2,539,013
			14,743,716
		Indonesia: 1.4%
375,500		PT Astra International Tbk	764,292
999,500		PT Tambang Batubara Bukit Asam Tbk	1,102,367
1,127,000	@	Telekomunikasi Indonesia Tbk PT	829,657
			2,696,316
		Malaysia: 2.7%
737,000		Commerce Asset Holdings BHD	1,805,016
196,700		Digi.com BHD	1,306,875
776,468		Public Bank BHD	1,918,118
			5,030,009

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Shares				Value
		Philippines: 0.5%
18,520		Philippine Long Distance Telephone Co.		$872,167
				872,167
		Singapore: 5.0%
3,452,000	@	Ascendas India Trust		1,673,002
373,500		DBS Group Holdings Ltd.		3,067,317
881,000		Singapore Press Holdings Ltd.		1,811,744
758,000		Singapore Telecommunications Ltd.		1,587,121
844,080		StarHub Ltd.		1,290,071
				9,429,255
		South Korea: 7.2%
96,300		Kangwon Land, Inc.		1,256,543
42,000	@	KB Financial Group, Inc.		1,342,481
206,370		Korea Exchange Bank		1,524,224
29,990		KT&G Corp.		1,628,579
35,030		LG Corp.		1,816,340
4,785		Posco		1,602,020
6,322		Samsung Electronics Co., Ltd.		2,826,994
30,870		S-Oil Corp.		1,425,598
				13,422,779
		Taiwan: 11.6%
1,038,205		Acer, Inc.		1,896,509
979,000		Asia Cement Corp.		1,112,689
2,176,606		China Steel Corp.		1,869,090
509,550		Chunghwa Telecom Co., Ltd.		973,599
1,182,558		Compal Electronics, Inc.		1,009,970
161,330		High Tech Computer Corp.		2,633,718
576,000		HON HAI Precision Industry Co., Ltd.		2,206,763
1,346,000		Nan Ya Plastics Corp.		1,935,648
857,000		Taiwan Fertilizer Co., Ltd.		2,762,099
2,002,043		Taiwan Semiconductor Manufacturing Co., Ltd.		3,705,324
1,016,868		Wistron Corp.		1,614,411
				21,719,820
		Thailand: 1.2%
436,100		Advanced Info Service PCL		1,033,283
178,000		PTT PCL		1,149,020
				2,182,303
		Total Common Stock
		(Cost $180,467,446)		169,660,200
REAL ESTATE INVESTMENT TRUSTS: 2.6%
		Australia: 1.5%
1,800,000		Dexus Property Group		1,107,869
193,000		Westfield Group		1,705,479
				2,813,348
		Singapore: 1.1%
1,835,733	@	Ascendas Real Estate Investment Trust		1,942,372
				1,942,372
		Total Real Estate Investment Trusts
		(Cost $5,300,565)		4,755,720
EXCHANGE-TRADED FUNDS: 3.9%
		South Korea: 3.9%
508,104		Samsung Kodex200 Exchange Traded Fund		7,282,918
		Total Exchange-Traded Funds
		(Cost $5,061,132)		7,282,918
PREFERRED STOCK: 2.3%
		South Korea: 2.3%
77,440		Hyundai Motor Co.		1,960,649
7,816		Samsung Electronics Co., Ltd.		2,308,167
		Total Preferred Stock
		(Cost $5,137,479)		4,268,816
		Total Investments in Securities
		(Cost $195,966,622)*	99.7%	$185,967,654
		Other Assets and Liabilities - Net	0.3	628,061
		Net Assets	100.0%	$186,595,715

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $197,735,175.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,583,774
		Gross Unrealized Depreciation		(34,351,295)
		Net Unrealized Depreciation		$(11,767,521)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	0.9%
Auto Manufacturers	2.1
Banks	21.3
Beverages	1.1
Biotechnology	1.3
Building Materials	0.6
Chemicals	2.5
Coal	0.6
Commercial Services	1.5
Computers	5.4
Diversified	1.7
Diversified Financial Services	0.7
Electric	2.6
Electronics	1.2
Food	1.6
Holding Companies - Diversified	2.2
Insurance	2.4
Iron/Steel	1.8
Lodging	0.7
Media	1.0
Mining	7.9
Oil & Gas	9.7
Real Estate	7.3
Retail	2.4
Semiconductors	4.7
Shopping Centers	0.9
Telecommunications	8.6
Transportation	1.1
Other Long-Term Investments	3.9
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$3,837,232	$165,822,968	$—
Real Estate Investment Trusts	—	4,755,720	—
Exchange-Traded Funds	7,282,918	—	—
Preferred Stock	—	4,268,816	—
Total	$11,120,150	$174,847,504	$—

Other Financial Instruments**	$—	$(1,007,198)	$—
Total	$—	$(1,007,198)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009		Liability Derivatives as of May 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$1,007,198

Total	$—		$1,007,198

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

4,300	Goldman Sachs	Australia S&P/ASX 200 Index	06/04/09	3,915.32	AUD	$344,242	$(50,746)
4,250	Merrill Lynch	Hong Kong Hang Seng Index	06/04/09	17,051.46	HKD	371,061	(628,137)
48,500,000	Merrill Lynch	Korea KOSPI 200 Index	06/04/09	181.10	KRW	215,680	(67,959)
30,500	Deutsche Bank, AG	Taiwan TAIEX Index	06/04/09	6,635.80	TWD	261,040	(260,356)

						$1,192,023	$(1,007,198)

		Total Premiums Received:	$1,192,023
	Total Liabilities for Options Written:		$1,007,198

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009